Segmental analysis - Adjusted profit before tax (Details) £ in Millions		6 Months Ended
		Jun. 30, 2023 GBP (£)	Jun. 30, 2022 GBP (£)
Disclosure of operating segments [line items]
Net operating income/(expense) before change in expected credit losses and other credit impairment charges	[1],[2]	£ 5,460	£ 2,943
– of which: net interest income/(expense)	[1]	1,140	991
Change in expected credit losses and other credit impairment charges	[1]	(58)	(187)
Net operating income	[1]	5,402	2,756
Total operating expenses	[1]	(2,507)	(2,532)
Operating profit	[1]	2,895	224
Share of loss in associates and joint ventures	[1],[3]	(35)	(21)
Profit before tax	[1],[3]	2,860	203
Operating segments
Disclosure of operating segments [line items]
Net operating income/(expense) before change in expected credit losses and other credit impairment charges		5,460	2,943
Change in expected credit losses and other credit impairment charges		(58)	(187)
Net operating income		5,402	2,756
Total operating expenses		(2,507)	(2,532)
Operating profit		2,895	224
Share of loss in associates and joint ventures		(35)	(21)
Profit before tax		£ 2,860	£ 203
Adjusted cost efficiency ratio		0.459	(0.860)
Operating segments | MSS
Disclosure of operating segments [line items]
Net operating income/(expense) before change in expected credit losses and other credit impairment charges		£ 1,082	£ 1,294
Change in expected credit losses and other credit impairment charges		0	1
Net operating income		1,082	1,295
Total operating expenses		(1,094)	(970)
Operating profit		(12)	325
Share of loss in associates and joint ventures		0	0
Profit before tax		£ (12)	£ 325
Adjusted cost efficiency ratio		1.011	(0.750)
Operating segments | GB
Disclosure of operating segments [line items]
Net operating income/(expense) before change in expected credit losses and other credit impairment charges		£ 1,061	£ 733
Change in expected credit losses and other credit impairment charges		(87)	(158)
Net operating income		974	575
Total operating expenses		(512)	(456)
Operating profit		462	119
Share of loss in associates and joint ventures		0	0
Profit before tax		£ 462	£ 119
Adjusted cost efficiency ratio		0.483	(0.622)
Operating segments | GBM Other
Disclosure of operating segments [line items]
Net operating income/(expense) before change in expected credit losses and other credit impairment charges		£ 39	£ 102
Change in expected credit losses and other credit impairment charges		0	(1)
Net operating income		39	101
Total operating expenses		(65)	(178)
Operating profit		(26)	(77)
Share of loss in associates and joint ventures		0	0
Profit before tax		£ (26)	£ (77)
Adjusted cost efficiency ratio		1.667	(1.745)
Operating segments | CMB
Disclosure of operating segments [line items]
Net operating income/(expense) before change in expected credit losses and other credit impairment charges		£ 874	£ 627
Change in expected credit losses and other credit impairment charges		18	(23)
Net operating income		892	604
Total operating expenses		(305)	(309)
Operating profit		587	295
Share of loss in associates and joint ventures		0	0
Profit before tax		£ 587	£ 295
Adjusted cost efficiency ratio		0.349	(0.493)
Operating segments | WPB
Disclosure of operating segments [line items]
Net operating income/(expense) before change in expected credit losses and other credit impairment charges		£ 2,347	£ 473
Change in expected credit losses and other credit impairment charges		12	(5)
Net operating income		2,359	468
Total operating expenses		(451)	(425)
Operating profit		1,908	43
Share of loss in associates and joint ventures		0	0
Profit before tax		£ 1,908	£ 43
Adjusted cost efficiency ratio		0.192	(0.899)
Operating segments | Corporate Centre
Disclosure of operating segments [line items]
Net operating income/(expense) before change in expected credit losses and other credit impairment charges		£ 57	£ (286)
Change in expected credit losses and other credit impairment charges		(1)	(1)
Net operating income		56	(287)
Total operating expenses		(80)	(194)
Operating profit		(24)	(481)
Share of loss in associates and joint ventures		(35)	(21)
Profit before tax		(59)	(502)
Operating segments excluding intersegment elimination
Disclosure of operating segments [line items]
– of which: net interest income/(expense)		1,140	991
Operating segments excluding intersegment elimination | MSS
Disclosure of operating segments [line items]
– of which: net interest income/(expense)		89	(69)
Operating segments excluding intersegment elimination | GB
Disclosure of operating segments [line items]
– of which: net interest income/(expense)		696	351
Operating segments excluding intersegment elimination | GBM Other
Disclosure of operating segments [line items]
– of which: net interest income/(expense)		(21)	75
Operating segments excluding intersegment elimination | CMB
Disclosure of operating segments [line items]
– of which: net interest income/(expense)		648	387
Operating segments excluding intersegment elimination | WPB
Disclosure of operating segments [line items]
– of which: net interest income/(expense)		491	295
Operating segments excluding intersegment elimination | Corporate Centre
Disclosure of operating segments [line items]
– of which: net interest income/(expense)		£ (763)	£ (48)

[1]	From 1 January 2023, we adopted IFRS 17 ‘Insurance Contracts‘, which replaced IFRS 4 ‘Insurance Contracts‘. Comparative data have been restated accordingly.
[2]	Net operating income before change in expected credit losses and other credit impairment charges is also referred to as revenue.
[3]	From 1 January 2023, we adopted IFRS 17 ‘Insurance Contracts’, which replaced IFRS 4 ‘Insurance Contracts’. Comparative data have been restated accordingly.